SHAREHOLDERS' EQUITY - Private Placement Shares (Details) - USD ($)	1 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Mar. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price		$ 6,140,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price		$ 4,410,000
Class A Ordinary Shares
Subsidiary, Sale of Stock [Line Items]
Maximum conversion ratio for Class B ordinary shares		1
Percentage of conversion of founder shares on total number f shares issued and outstanding		20.00%
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued		614,000
Price of warrants		$ 10.00
Aggregate purchase price		$ 6,140,000
Private Placement
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price	$ 4,410,000	$ 4,410,000
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued	614,000	614,000	614,000
Price of warrants	$ 10.00	$ 10.00
Aggregate purchase price	$ 6,140,000	$ 6,140,000
Funds held outside trust account	$ 2,000,000	$ 2,000,000
Private Placement | Class A Ordinary Shares
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued			614,000